Equity-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 02, 2021	Oct. 19, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 18, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 14.5
Compensation expense expected to be recognized			4 years
Stock Option Exercise Price		$ 13.09
Stock options exercised			0
Stock options forfeited			0
Stock option, exercise price, decrease	$ 0.23
Directors | Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special dividend per share						$ 0.23
Dividend Paid Date	Nov. 02, 2021
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period		1,408,773	1,408,773
Equity-based compensation expense			$ 6.0	$ 4.3	$ 5.2
Unrecognized compensation expense			$ 16.9
Compensation expense expected to be recognized			4 years
RSUs | Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		5 years	5 years
RSUs | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration period			10 years
Shares Granted		3,061,486
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted		1,000,000
Stock Option Exercise Price		$ 15.00
Incentive Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense			$ 9.1
Compensation expense expected to be recognized			3 years